Intangible Assets and Goodwill - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Impairment loss	$ 279.6	$ 0.1
General Metal Finishing CGU [Member]
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Description Of Weighted Average Cost Of Capital Rate Applied To Cash Flow Projections	8.60%	8.80%	8.60%
Description Of WACC Application Term	5 years
Risk Free Interest Rate Applied To Cash Flow Projections	1.50%
Description Of Market Risk Premium Rate Applied To Cash Flow Projections	5.00%
Growth Rate Applied To Cash Flow Projections	1.00%	1.00%	1.00%
Impairment loss	$ 279.5